SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description of property and equipment	Years
Computer equipment	5
Office furniture and equipment	7
Leasehold improvements	Lease term or useful life, whatever is shorter
Machinery and equipment	10